Property, plant and equipment, net (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property Plant And Equipment Net Details Narrative
Depreciated property, plant and equipment expenses	$ 1,086	$ 120	$ 54
Depreciated property, plant and equipment assets	$ 2,909	$ 32,858